Shareholder Report	12 Months Ended	32 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	92 Months Ended	104 Months Ended		116 Months Ended
	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000018021 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	TWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	1.27%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Investor Class returned 15.29% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.29%	1.12%	3.00%
MSCI Emerging Markets	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000018023 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	I Class
Trading Symbol	AMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund I Class returned 15.60% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.60%	1.32%	3.21%
MSCI Emerging Markets	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000189777 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Y Class
Trading Symbol	AEYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Y Class returned 15.72% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	15.72%	1.46%	3.44%	4/10/17
MSCI Emerging Markets	11.86%	3.20%	4.08%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000018022 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	A Class
Trading Symbol	AEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$163	1.52%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund A Class returned 15.06% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	15.06%	0.88%	2.75%
A Class - with sales charge	8.44%	-0.31%	2.14%
MSCI Emerging Markets	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000018024 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	C Class
Trading Symbol	ACECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$243	2.27%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund C Class returned 14.25% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	14.25%	0.11%	1.99%
MSCI Emerging Markets	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000055528 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R Class
Trading Symbol	AEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$190	1.77%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R Class returned 14.71% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.71%	0.61%	2.48%
MSCI Emerging Markets	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000189779 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R5 Class
Trading Symbol	AEGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R5 Class returned 15.48% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	15.48%	1.30%	3.28%	4/10/17
MSCI Emerging Markets	11.86%	3.20%	4.08%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000131622 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R6 Class
Trading Symbol	AEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R6 Class returned 15.75% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	15.75%	1.47%	3.36%
MSCI Emerging Markets	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000236495 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	G Class
Trading Symbol	ACADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund G Class returned 16.79% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	Consumer discretionary contributed to relative performance with contributions from MakeMyTrip, an India-based travel company, and Zomato, an India-based food delivery and restaurant reservation company. Trip.com Group, a China-based travel company, benefited results as well. The fund's underweight position in the materials sector also boosted performance.
•	Other individual contributors included aircraft company Embraer and semiconductor business Taiwan Semiconductor Manufacturing Co.
•	The communication services and energy sectors were the leading detractors from relative performance. NetEase, a China-based internet technology business, and PRIO, an oil and natural gas company, dragged on results.
•	Other notable detractors included Samsung Electronics and Hapvida Participacoes e Investimentos, the Brazil-based health care company. Kweichow Moutai, a China-based liquor producer, and Banco BTG Pactual, a financial company based in Brazil, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	16.79%	-0.13%	4/1/22
MSCI Emerging Markets	11.86%	0.45%	—

Performance Inception Date		Apr. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256	$ 1,785,280,256
Holdings Count | holding	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 12,707,240
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27%
Short-Term Investments	1.2%	India	19%
Other Assets and Liabilities	(0.7)%	Taiwan	19%
		South Korea	8%
		Brazil	6%

C000167122 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	Investor Class
Trading Symbol	AECVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund Investor Class returned 9.93% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	9.93%	6.52%	7.15%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

Performance Inception Date								Apr. 07, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690
Holdings Count | holding	99	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 241,521
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000167123 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	I Class
Trading Symbol	AECSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund I Class returned 10.17% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	10.17%	6.74%	7.37%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

Performance Inception Date								Apr. 07, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690
Holdings Count | holding	99	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 241,521
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

C000167124 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	A Class
Trading Symbol	AECLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund A Class returned 9.59% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	9.59%	6.24%	6.88%	4/7/16
A Class - with sales charge	3.29%	4.99%	6.15%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

Performance Inception Date								Apr. 07, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690
Holdings Count | holding	99	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 241,521
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

C000167119 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	C Class
Trading Symbol	AECHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$249	2.39%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund C Class returned 8.76% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	8.76%	5.46%	6.08%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

Performance Inception Date								Apr. 07, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690
Holdings Count | holding	99	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 241,521
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

C000167120 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	R Class
Trading Symbol	AECMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$198	1.89%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund R Class returned 9.35% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	9.35%	5.99%	6.61%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

Performance Inception Date								Apr. 07, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690
Holdings Count | holding	99	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 241,521
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

C000167121 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	R6 Class
Trading Symbol	AECTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Small Cap Fund R6 Class returned 10.29% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI Emerging Markets Small Cap Index.
•	The industrials sector contributed to relative performance. Key holdings included Gamuda, a Malaysia-based engineering and construction company, and BizLink Holding, a company focused on interconnect solutions. Stock selection in financials also contributed to results.
•	Notable contributors were MakeMyTrip, an India-based online travel company, and Prestige Estates Projects, an India-based real estate company. India-based PB Fintech, an online platform for insurance and lending products, also helped.
•	Communication services and consumer staples hurt relative performance. VTEX, a digital commerce platform, was a notable detractor in interactive media and services. LG H&H, the South Korea-based cosmetics and household goods company, dragged on relative results in personal care products.
•	Other notable detractors included Isu Petasys, a South Korea-based maker of printed circuit boards, and Taiwan-based Global Unichip, which specializes in application-specific integrated circuits. A holding in Samsung E&A, a South Korea-based engineering company, also hurt relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 7, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	10.29%	6.89%	7.52%	4/7/16
Regulatory Index
MSCI Emerging Markets	11.86%	3.20%	5.92%	—
Performance Index
MSCI Emerging Markets Small Cap	10.55%	10.08%	7.65%	—

Performance Inception Date								Apr. 07, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690	$ 22,706,690
Holdings Count | holding	99	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 241,521
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	95.9%	India	27%
Exchange-Traded Funds	0.7%	Taiwan	20%
Short-Term Investments	6.2%	China	13%
Other Assets and Liabilities	(2.8)%	South Korea	10%
		Brazil	5%

C000018025 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	TWGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Investor Class returned 22.03% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	22.03%	10.08%	9.61%
MSCI ACWI	26.12%	11.36%	9.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000018027 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	I Class
Trading Symbol	AGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund I Class returned 22.36% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	22.36%	10.30%	9.84%
MSCI ACWI	26.12%	11.36%	9.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000189780 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Y Class
Trading Symbol	AGYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Y Class returned 22.53% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	22.53%	10.47%	12.07%	4/10/17
MSCI ACWI	26.12%	11.36%	10.90%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000018026 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	A Class
Trading Symbol	AGGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$147	1.33%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund A Class returned 21.77% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	21.77%	9.82%	9.34%
A Class - with sales charge	14.77%	8.52%	8.70%
MSCI ACWI	26.12%	11.36%	9.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000018030 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	C Class
Trading Symbol	AGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$230	2.08%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund C Class returned 20.88% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	20.88%	9.01%	8.53%
MSCI ACWI	26.12%	11.36%	9.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000018031 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R Class
Trading Symbol	AGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$175	1.58%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R Class returned 21.48% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	21.48%	9.54%	9.06%
MSCI ACWI	26.12%	11.36%	9.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000189781 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R5 Class
Trading Symbol	AGFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R5 Class returned 22.25% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	22.25%	10.30%	11.90%	4/10/17
MSCI ACWI	26.12%	11.36%	10.90%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000131623 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R6 Class
Trading Symbol	AGGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R6 Class returned 22.48% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	Security selection among energy stocks contributed to relative results. The sector lagged the broader market due to low oil prices, but the fund's position in pipeline infrastructure provider The Williams Cos. contributed to performance. The fund also benefited from having no exposure to the underperforming materials sector.
•	Notable individual contributors during the period included chipmaker NVIDIA, a beneficiary of the artificial intelligence infrastructure build-out, and aircraft parts manufacturer Howmet Aerospace. Auto insurance carrier Progressive also contributed.
•	Security selection and being overweight in the underperforming real estate sector hurt relative performance. Detractors included cell tower leasing company SBA Communications and Prologis, an industrial real estate investment trust. In the financials sector, positions in B3 Brasil Bolsa Balcao and Hong Kong Exchanges & Clearing hurt relative returns.
•	Top individual detractors from relative performance included pharmaceutical services provider ICON, semiconductor materials company Entegris and enterprise software developer Workday.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	22.48%	10.46%	10.00%
MSCI ACWI	26.12%	11.36%	9.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273	$ 639,759,273
Holdings Count | holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 6,217,220
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	United States	69%
Short-Term Investments	0.4%	United Kingdom	6%
Other Assets and Liabilities	0.0%	Japan	6%
		Denmark	3%
		France	3%

C000167113 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	Investor Class
Trading Symbol	AFCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund Investor Class returned 12.49% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	12.49%	4.79%	7.25%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000167114 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	I Class
Trading Symbol	AFCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund I Class returned 12.72% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.72%	5.00%	7.47%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

C000167115 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	A Class
Trading Symbol	AFCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund A Class returned 12.23% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	12.23%	4.52%	6.98%	3/29/16
A Class - with sales charge	5.78%	3.29%	6.25%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

C000167116 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	C Class
Trading Symbol	AFCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$221	2.09%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund C Class returned 11.38% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	11.38%	3.74%	6.18%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

C000167117 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R Class
Trading Symbol	AFCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$168	1.59%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R Class returned 11.92% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	11.92%	4.27%	6.71%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

C000167118 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R6 Class
Trading Symbol	AFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R6 Class returned 12.94% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	12.94%	5.17%	7.63%	3/29/16
MSCI ACWI ex USA	13.03%	5.40%	6.76%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

C000212502 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	G Class
Trading Symbol	AFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund G Class returned 13.75% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex-U.S. Index.
•	Amid high spending on artificial intelligence infrastructure, the fund's position in the information technology sector was the top contributor to relative performance. Key holdings included chipmakers ARM Holdings and Taiwan Semiconductor Manufacturing Co. In the consumer discretionary sector, sportswear maker On Holding and online travel company MakeMyTrip contributed.
•	Other notable individual contributors included enterprise software developer SAP, investment bank Barclays and Schneider Electric, a specialist in energy management and automation.
•	Security selection in the financials sector weighed on relative returns. Key holdings included financial services companies Edenred and Adyen, as well as insurer AIA Group. Holdings in health care also hurt relative returns. Detractors included Sartorius, a pharmaceuticals and laboratory supplier, and ICON, an outsourced clinical trial and services company.
•	Other notable individual detractors included wine and spirits producer Davide Campari-Milano, semiconductor equipment company ASML Holding and BayCurrent, an information technology consulting firm.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.75%	5.96%	7.39%	4/1/19
MSCI ACWI ex USA	13.03%	5.40%	5.55%	—

Performance Inception Date				Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952	$ 108,581,952
Holdings Count | holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 478,302
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.8%	Japan	19%
Short-Term Investments	9.2%	United Kingdom	18%
Other Assets and Liabilities	(6.0)%	Taiwan	6%
		France	6%
		Netherlands	6%

C000167125 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	Investor Class
Trading Symbol	AGCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund Investor Class returned 27.64% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	27.64%	10.79%	12.75%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570
Holdings Count | holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount	$ 817,858
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000167126 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	I Class
Trading Symbol	AGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund I Class returned 27.91% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	27.91%	11.02%	12.98%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570
Holdings Count | holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount	$ 817,858
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

C000167127 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	A Class
Trading Symbol	AGCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$155	1.36%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund A Class returned 27.40% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	27.40%	10.52%	12.48%	3/29/16
A Class - with sales charge	20.07%	9.22%	11.71%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570
Holdings Count | holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount	$ 817,858
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

C000167128 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	C Class
Trading Symbol	AGCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$239	2.11%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund C Class returned 26.44% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	26.44%	9.68%	11.63%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570
Holdings Count | holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount	$ 817,858
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

C000167129 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R Class
Trading Symbol	AGCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$183	1.61%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R Class returned 27.05% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	27.05%	10.23%	12.19%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570
Holdings Count | holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount	$ 817,858
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

C000167130 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R6 Class
Trading Symbol	AGCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R6 Class returned 28.10% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The health care sector drove relative performance as did materials and consumer discretionary. U.S.-based biopharmaceutical company ADMA Biologics and Natera, a U.S.-based genetic testing business, contributed in biotechnology. Other notables included Carpenter Technology, a U.S.-based provider of specialty metals, and Asics, the Japan-based shoe and apparel company.
•	U.S.-based Modine Manufacturing, which specializes in thermal management products, and RadNet, a U.S.-based diagnostic imaging company, were among the top individual contributors, along with U.S.-based boutique investment bank Evercore.
•	The energy and industrials sectors were the biggest drags on relative performance. Kosmos Energy, a U.S.-based oil and gas company, was a notable detractor in oil, gas and consumable fuels. Airtac International Group, a Taiwan-based pneumatic equipment company, weighed on relative returns.
•	Other notable individual detractors included DoubleVerify Holdings, a digital media measurement and analytics company; Progyny, a provider of reproductive and women's health benefits; and Alphatec Holdings, which specializes in solutions for spinal disorders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	28.10%	11.18%	13.15%	3/29/16
Regulatory Index
MSCI ACWI	26.12%	11.36%	11.41%	—
Performance Index
MSCI ACWI Small Cap	23.78%	8.64%	9.28%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570	$ 83,600,570
Holdings Count | holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount	$ 817,858
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	United States	61%
Exchange-Traded Funds	0.0%	Canada	10%
Short-Term Investments	3.0%	Japan	6%
Other Assets and Liabilities	(3.1)%	India	4%
		United Kingdom	3%

C000018035 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Class
Trading Symbol	TWIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund Investor Class returned 11.19% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.19%	4.69%	4.62%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000018037 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	I Class
Trading Symbol	TGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund I Class returned 11.41% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.41%	4.90%	4.83%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000189783 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Y Class
Trading Symbol	ATYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund Y Class returned 11.54% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	11.54%	5.05%	6.65%	4/10/17
MSCI EAFE	11.88%	5.89%	6.26%	—
MSCI EAFE Growth	10.95%	5.18%	6.84%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000018036 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	A Class
Trading Symbol	TWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$157	1.49%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund A Class returned 10.87% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.87%	4.42%	4.36%
A Class - with sales charge	4.50%	3.19%	3.74%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000018040 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	C Class
Trading Symbol	AIWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$235	2.24%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund C Class returned 10.13% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.13%	3.65%	3.58%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000018041 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R Class
Trading Symbol	ATGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$183	1.74%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund R Class returned 10.66% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.66%	4.17%	4.10%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000189784 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R5 Class
Trading Symbol	ATGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund R5 Class returned 11.40% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.40%	4.89%	6.49%	4/10/17
MSCI EAFE	11.88%	5.89%	6.26%	—
MSCI EAFE Growth	10.95%	5.18%	6.84%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000131624 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R6 Class
Trading Symbol	ATGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund R6 Class returned 11.56% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.56%	5.03%	4.98%
MSCI EAFE	11.88%	5.89%	5.07%
MSCI EAFE Growth	10.95%	5.18%	5.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000236496 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	G Class
Trading Symbol	ACAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund G Class returned 12.54% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The fund's position in the industrials sector boosted relative performance. Holdings included the top individual contributor to relative returns, Mitsubishi Heavy Industries, a manufacturer of electricity-generating gas turbines. In the consumer discretionary sector, the fund benefited from owning travel and hospitality-related businesses and avoiding the underperforming automobiles industry.
•	Amid rising investment in artificial intelligence, semiconductor companies ARM Holdings and Taiwan Semiconductor Manufacturing Co. were among the top individual contributors to performance. Sportswear maker On Holding also lifted relative results.
•	The fund's underweight position and security selection in the financials sector weighed on relative returns. Detractors included digital payment solutions company Edenred and insurer AIA Group. Positioning in the communication services sector, most notably a stake in wireless telecommunications infrastructure and services company Cellnex Telecom, also hurt relative performance.
•	Notable individual detractors from relative returns included information technology consulting firm BayCurrent and Davide Campari-Milano, a producer of wine and spirits. ICON, an outsourced clinical trial and services company, and Infineon Technologies, a maker of semiconductors for the automotive and industrial sectors, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.54%	1.91%	4/1/22
MSCI EAFE	11.88%	5.30%	—
MSCI EAFE Growth	10.95%	3.16%	—

Performance Inception Date		Apr. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559	$ 2,827,786,559
Holdings Count | holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount	$ 15,263,452
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	Japan	21%
Short-Term Investments	3.2%	United Kingdom	18%
Other Assets and Liabilities	(1.0)%	France	12%
		Germany	7%
		Switzerland	6%

C000018042 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	Investor Class
Trading Symbol	AIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.53%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund Investor Class returned 12.01% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.01%	3.00%	4.94%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289
Holdings Count | holding	129	129	129	129	129	129	129	129	129
Advisory Fees Paid, Amount	$ 6,573,126
Investment Company, Portfolio Turnover	135.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000018043 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	I Class
Trading Symbol	ACIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund I Class returned 12.27% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.27%	3.20%	5.13%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289
Holdings Count | holding	129	129	129	129	129	129	129	129	129
Advisory Fees Paid, Amount	$ 6,573,126
Investment Company, Portfolio Turnover	135.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

C000088079 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	A Class
Trading Symbol	AIVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$188	1.78%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund A Class returned 11.71% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.71%	2.75%	4.68%
A Class - with sales charge	5.29%	1.54%	4.06%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289
Holdings Count | holding	129	129	129	129	129	129	129	129	129
Advisory Fees Paid, Amount	$ 6,573,126
Investment Company, Portfolio Turnover	135.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

C000088080 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	C Class
Trading Symbol	AIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$267	2.53%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund C Class returned 10.88% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.88%	1.99%	3.89%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289
Holdings Count | holding	129	129	129	129	129	129	129	129	129
Advisory Fees Paid, Amount	$ 6,573,126
Investment Company, Portfolio Turnover	135.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

C000088081 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	R Class
Trading Symbol	AIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$215	2.03%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund R Class returned 11.46% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Small Cap Growth Index.
•	The consumer discretionary and information technology sectors were the leading drivers of relative performance. Sanrio, the Japan-based company behind Hello Kitty, was a notable contributor in specialty retail, along with Asics, the Japan-based shoe and activewear company, and Kalyan Jewellers India, a multinational jewelry business.
•	Other notable individual contributors included Pro Medicus, an Australia-based health care software company, and Max Healthcare Institute, an India-based health care company.
•	Relative performance was hurt by the consumer staples and communication services sectors. Japan-based Kotobuki Spirits, a maker of sweets, dragged on relative results in food products, as did JYP Entertainment, the South Korea-based music business, in entertainment.
•	FP Partner, an insurance and financial services firm headquartered in Japan, was another notable individual detractor from relative performance. Paladin Energy, an Australia-based uranium production company, and Taiwan-based Gold Circuit Electronics, which focuses on printed circuit boards, also lagged.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.46%	2.49%	4.40%
Regulatory Index
MSCI ACWI ex USA	13.03%	5.40%	4.62%
Performance Index
MSCI ACWI ex USA Small Cap Growth	11.62%	5.09%	5.74%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289	$ 471,323,289
Holdings Count | holding	129	129	129	129	129	129	129	129	129
Advisory Fees Paid, Amount	$ 6,573,126
Investment Company, Portfolio Turnover	135.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	20%
Exchange-Traded Funds	0.3%	Canada	13%
Short-Term Investments	1.9%	India	10%
Other Assets and Liabilities	(1.8)%	United Kingdom	8%
		Australia	8%

C000152811 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	Investor Class
Trading Symbol	ANTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.43%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund Investor Class returned 15.45% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The consumer discretionary sector was a leading contributor to relative performance, benefiting from results in specialty retail. A position in Sanrio, the Japan-based business behind Hello Kitty and other characters, helped. Industrials also contributed to relative performance.
•	Notable individual contributors included Asics, the Japan-based shoe and activewear company, and Pro Medicus, the Australia-based health care software business. Holding AtkinsRealis Group, a Canada-based engineering services and nuclear energy company, also helped.
•	The consumer staples sector weighed on relative performance, particularly in the food products industry. Japan-based Yamazaki Baking and Kotobuki Spirits, a Japan-based sweets maker, lagged. The energy sector also detracted from relative results.
•	Other individual detractors included Paladin Energy, an Australia-based uranium production company, and Amvis Holdings, a Japan-based health care company. Micronics Japan, a company involved in semiconductor testing and measurement, was another detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2015 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	15.45%	4.28%	4.87%	3/19/15
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.10%	—
Performance Index
MSCI EAFE Small Cap	11.81%	3.66%	5.46%	—

Performance Inception Date									Mar. 19, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736
Holdings Count | holding	123	123	123	123	123	123	123	123	123
Advisory Fees Paid, Amount	$ 1,307,903
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	29%
Exchange-Traded Funds	0.6%	Australia	14%
Short-Term Investments	3.5%	United Kingdom	12%
Other Assets and Liabilities	(2.5)%	Canada	11%
		Sweden	5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000152812 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	G Class
Trading Symbol	ANTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund G Class returned 17.12% for the reporting period ended November 30, 2024.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The consumer discretionary sector was a leading contributor to relative performance, benefiting from results in specialty retail. A position in Sanrio, the Japan-based business behind Hello Kitty and other characters, helped. Industrials also contributed to relative performance.
•	Notable individual contributors included Asics, the Japan-based shoe and activewear company, and Pro Medicus, the Australia-based health care software business. Holding AtkinsRealis Group, a Canada-based engineering services and nuclear energy company, also helped.
•	The consumer staples sector weighed on relative performance, particularly in the food products industry. Japan-based Yamazaki Baking and Kotobuki Spirits, a Japan-based sweets maker, lagged. The energy sector also detracted from relative results.
•	Other individual detractors included Paladin Energy, an Australia-based uranium production company, and Amvis Holdings, a Japan-based health care company. Micronics Japan, a company involved in semiconductor testing and measurement, was another detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2015 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	17.12%	5.78%	6.07%	3/19/15
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.10%	—
Performance Index
MSCI EAFE Small Cap	11.81%	3.66%	5.46%	—

Performance Inception Date									Mar. 19, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736	$ 548,584,736
Holdings Count | holding	123	123	123	123	123	123	123	123	123
Advisory Fees Paid, Amount	$ 1,307,903
Investment Company, Portfolio Turnover	109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	29%
Exchange-Traded Funds	0.6%	Australia	14%
Short-Term Investments	3.5%	United Kingdom	12%
Other Assets and Liabilities	(2.5)%	Canada	11%
		Sweden	5%

C000018052 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	Investor Class
Trading Symbol	ACEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund Investor Class returned 11.57% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.57%	6.75%	3.25%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000018053 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	I Class
Trading Symbol	ACVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund I Class returned 11.69% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.69%	6.95%	3.44%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

C000018054 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	A Class
Trading Symbol	MEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$144	1.36%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund A Class returned 11.21% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014, through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.21%	6.47%	2.99%
A Class - with sales charge	4.82%	5.21%	2.38%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

C000018056 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	C Class
Trading Symbol	ACCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$222	2.11%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund C Class returned 10.32% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.32%	5.68%	2.22%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

C000018057 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R Class
Trading Symbol	ACVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund R Class returned 11.00% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.00%	6.21%	2.74%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

C000131625 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R6 Class
Trading Symbol	ACVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund R6 Class returned 11.86% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2014 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.86%	7.13%	3.61%
Regulatory Index
MSCI EAFE	11.88%	5.89%	5.07%
Performance Index
MSCI EAFE Value	12.86%	6.23%	4.14%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

C000236497 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	G Class
Trading Symbol	ACAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund G Class returned 12.63% for the reporting period ended November 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by holdings among insurance and bank stocks. Three of the top five individual contributors were banks, which benefited from global central bank rate cuts, improving bank lending profitability. Insurers enjoyed strong underwriting performance and profitability.
•	The health care sector was another source of strength, led by stock choices in the pharmaceuticals and health care equipment and supplies industries. The leading contributor in the sector was Belgium-based pharmaceutical company UCB, which reported positive clinical trial results and drug approvals.
•	Materials stocks were the leading detractors from performance, reflecting positioning among metals and mining, chemicals and construction materials companies. Stock choices and an overweight position in this poor-performing sector hurt relative results. These stocks lagged amid slow economic growth and poor pricing for many industrial metals.
•	Elsewhere, the communication services and information technology (IT) sectors underperformed. In communication services, positioning in wireless telecommunication services firms detracted most. Stock selection among semiconductors and semiconductor equipment companies was the main source of weakness in IT.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.63%	7.32%	4/1/22
Regulatory Index
MSCI EAFE	11.88%	5.30%	—
Performance Index
MSCI EAFE Value	12.86%	7.35%	—

Performance Inception Date		Apr. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751	$ 1,475,316,751
Holdings Count | holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount	$ 2,533,691
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.7%	United Kingdom	20%
Short-Term Investments	2.2%	Japan	19%
Other Assets and Liabilities	0.1%	France	12%
		Germany	9%
		Switzerland	7%

C000205778 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	ANTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund Investor Class returned 7.28% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	7.28%	2.78%	3.42%	12/6/18
MSCI ACWI ex USA	13.03%	5.40%	6.81%	—

Performance Inception Date					Dec. 06, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407
Holdings Count | holding	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 1,237,873
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000216231 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	I Class
Trading Symbol	ANVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund I Class returned 7.51% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	7.51%	3.29%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407
Holdings Count | holding	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 1,237,873
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

C000216232 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	A Class
Trading Symbol	ANVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$147	1.42%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund A Class returned 7.01% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	7.01%	2.83%	12/3/19
A Class - with sales charge	0.86%	1.62%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407
Holdings Count | holding	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 1,237,873
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

C000216233 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R Class
Trading Symbol	ANVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$173	1.67%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R Class returned 6.85% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	6.85%	2.58%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407
Holdings Count | holding	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 1,237,873
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

C000216230 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R6 Class
Trading Symbol	ANVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R6 Class returned 7.75% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	7.75%	3.46%	12/3/19
MSCI ACWI ex USA	13.03%	5.55%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407
Holdings Count | holding	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 1,237,873
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%

C000205779 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	G Class
Trading Symbol	ANTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund G Class returned 8.65% for the reporting period ended November 30, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex-U.S. Index.
•	Global equities broadly advanced during an extended bull market propelled by enthusiasm for artificial intelligence-related stocks. Many central banks cut interest rates, giving investors added confidence. Japan’s cyclical rebound and China’s weak economy made for an uneven landscape for companies trading at significant discounts to their intrinsic value.
•	Security selection in the information technology sector weighed on performance during the period. The portfolio is broadly underweight in the sector, so a lack of exposure to several names in the semiconductors, software and IT services industries detracted from results. A holding in SUMCO, a silicon wafer producer in Japan, detracted as it faces near-term cyclical headwinds.
•	Choices of investments in the industrials sector also amounted to a drag on performance. Certain holdings in the professional services and electrical equipment industries underperformed, while not owning certain names in those same industries also weighed on results.
•	The interaction effect was a positive contributor to performance. In particular, interaction in consumer staples helped results. Allocation in the tobacco industry helped as well. An overweight position in British American Tobacco aided performance as the U.K.-based company likely faces fewer anticipated regulatory burdens in the U.S.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	8.65%	4.04%	4.70%	12/6/18
MSCI ACWI ex USA	13.03%	5.40%	6.81%	—

Performance Inception Date					Dec. 06, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407	$ 574,244,407
Holdings Count | holding	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 1,237,873
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	United Kingdom	27%
Short-Term Investments	0.9%	France	20%
Other Assets and Liabilities	0.6%	South Korea	11%
		Germany	9%
		Switzerland	7%